Schedule of Deposits, Prepayments and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 12,913	$ 474
Advance to supplier	381,982
Prepayments	66,670	9,615
Other receivables	24,491	10,836
Less: allowance for credit loss	(2,192)
Deposits, prepayments and other current assets	$ 483,864	$ 20,925